Summary of other income (Details) - USD ($)		6 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
R&D tax incentive income (i)	[1]	$ 1,210,539	$ 540,000
Government Grant income - COVID-19 relief (ii)	[2]	(1,549)	220,000
Other		15,041	196,547
Total other income		$ 1,224,031	$ 956,547

[1]	R&D tax incentive income
[2]	Government Grant income – COVID-19 Relief